STOCKHOLDERS' EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2021
STOCKHOLDERS' EQUITY (DEFICIT) [Abstract]
STOCKHOLDERS' EQUITY (DEFICIT)
11. STOCKHOLDERS’ EQUITY (DEFICIT)
Class A Common stock
As of December 31, 2021 and 2020, the Company had authorized 600,000,000 and 90,000,000 shares of Class A common stock at $0.0001 par value per share, of which a total of 118,025,410 and 5,378,287 shares were outstanding, respectively.
Voting Rights
Holders of Class A common stock will be entitled to cast one vote per Class A share. Generally, holders of all classes of common stock vote together as a single class, and an action is approved by stockholders if a majority of votes cast affirmatively or negatively on the action are cast in favor of the action, while directors are elected by a plurality of the votes cast. Holders of Class A common stock will not be entitled to cumulate their votes in the election of directors.
Dividend Rights
With limited exceptions in the case of certain stock dividends or disparate dividends approved by the affirmative vote of the holders of a majority of the Class A common stock and Class B common stock, each voting separately as a class, holders of Class A common stock will share ratably (based on the number of shares of Class A common stock held), together with each holder of Class B common stock, if and when any dividend is declared by the Board out of funds legally available therefore, subject to restrictions, whether statutory or contractual (including with respect to any outstanding indebtedness), on the declaration and payment of dividends and to any restrictions on the payment of dividends imposed by the terms of any outstanding preferred stock or any class or series of stock having a preference over, or the right to participate with, the Class A common stock with respect to the payment of dividends.
Class B Common stock
As of December 31, 2021 and 2020, the Company had authorized 27,000,000 and 0 shares of Class B common stock at $0.0001 par value per share, of which a total of 19,937,500 and 0 shares were outstanding, respectively.
Voting Rights
Holders of Class B common stock will be entitled to cast 20 votes per share of Class B common stock. Generally, holders of all classes of common stock vote together as a single class, and an action is approved by stockholders if a majority of votes cast affirmatively or negatively on the action are cast in favor of the action, while directors are elected by a plurality of the votes cast. Holders of Class B common stock will not be entitled to cumulate their votes in the election of directors.
Dividend Rights
With limited exceptions in the case of certain stock dividends or disparate dividends approved by the affirmative vote of the holders of a majority of the Class A common stock and Class B common stock, each voting separately as a class, holders of Class B common stock will share ratably (based on the number of shares of Class B common stock held), together with each holder of Class A common stock, if and when any dividend is declared by the Board out of funds legally available therefor, subject to restrictions, whether statutory or contractual (including with respect to any outstanding indebtedness), on the declaration and payment of dividends and to any restrictions on the payment of dividends imposed by the terms of any outstanding preferred stock or any class or series of stock having a preference over, or the right to participate with, the Class B common stock with respect to the payment of dividends.
Preferred Stock
As of December 31, 2021 and 2020, the Company had authorized 1,000,000 and 0 shares of preferred stock at $0.0001 par value per share, respectively, of which a total of 0 shares were outstanding for both years.
Preferred stock may be issued from time to time in one or more series. Any shares of preferred stock which may be redeemed, purchased or acquired by the Company may be reissued except as otherwise provided by law.